Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and contingencies
Schedule of future minimum payments under non-cancelable operating leases
Years ended December 31,	RMB	US$
2014	53,836	8,893
2015	18,464	3,050
2016	962	159
	73,262	12,102